RELATED PARTY TRANSACTIONS - Summary of Balances Due From Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Other current assets	$ 47,812	$ 54,430
Credit loss allowance	(422)	(447)	$ (297)	$ (165)
Frontline
Related Party Transaction [Line Items]
Other current assets	3,145	1,506
UFC
Related Party Transaction [Line Items]
Other current assets	0	497
Seatankers
Related Party Transaction [Line Items]
Other current assets	528	352
SFL
Related Party Transaction [Line Items]
Other current assets	82	0
Credit loss allowance
Related Party Transaction [Line Items]
Credit loss allowance	(21)	(21)
Affiliated Entity
Related Party Transaction [Line Items]
Other current assets	$ 3,734	$ 2,334